Income tax - Movement in recognized deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (894)	$ (982)
Recognized in profit or loss	(96)	90
Recognized in equity	(51)	(7)
Disposals	43
Other	0	5
Ending balance	(998)	(894)
Deferred tax assets - non-current			$ 27	$ 28
Deferred tax liabilities - non-current			(1,025)	(922)
Total recognized net deferred tax liabilities	(998)	(894)	(998)	(894)
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	0	(73)
Recognized in profit or loss	(33)	73
Recognized in equity	0	0
Disposals	0
Other	0	0
Ending balance	(33)	0
Total recognized net deferred tax liabilities	(33)	0	(33)	0
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(376)	(360)
Recognized in profit or loss	(26)	(15)
Recognized in equity	0	0
Disposals	20
Other	1	(1)
Ending balance	(381)	(376)
Total recognized net deferred tax liabilities	(381)	(376)	(381)	(376)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,052)	(1,102)
Recognized in profit or loss	17	48
Recognized in equity	0	0
Disposals	28
Other	(2)	2
Ending balance	(1,009)	(1,052)
Total recognized net deferred tax liabilities	(1,009)	(1,052)	(1,009)	(1,052)
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	269	258
Recognized in profit or loss	(6)	20
Recognized in equity	(51)	(10)
Disposals	(3)
Other	(1)	1
Ending balance	208	269
Total recognized net deferred tax liabilities	208	269	208	269
Tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	65	85
Recognized in profit or loss	(24)	(18)
Recognized in equity	0	0
Disposals	(2)
Other	(1)	(2)
Ending balance	38	65
Total recognized net deferred tax liabilities	38	65	38	65
Interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	121	112
Recognized in profit or loss	(32)	9
Recognized in equity	0	0
Disposals	0
Other	0	0
Ending balance	89	121
Total recognized net deferred tax liabilities	89	121	89	121
Other items
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	79	98
Recognized in profit or loss	8	(27)
Recognized in equity	0	3
Disposals	0
Other	3	5
Ending balance	90	79
Total recognized net deferred tax liabilities	$ 90	$ 79	$ 90	$ 79